Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Summary of debt covenant ratios
The following table summarize Company’s ratios requirements for the three-month periods ended from March 31, 2019 to December 31, 2019, for which the Company is in compliance:

	Fixed Charge Coverage Ratio	Leverage Ratio
March 31, 2019	1.83	3.83
June 30, 2019	1.86	3.76
September 30, 2019	1.80	3.83
December 31, 2019	1.86	3.77

Schedule of provision for contingencies	The breakdown of the provision for contingencies is as follows:

Description	Balance at beginning of period	Accruals, net	Settlements	Reclassifications and increase of judicial deposits	Translation	Balance at end of period
Year ended December 31, 2019:
Tax contingencies in Brazil (i)	$9,497	$1,455	$—	$—	$(357)	$10,595
Labor contingencies in Brazil (ii)	21,108	12,916	(16,068)	—	(1,117)	16,839
Other (iii)	11,462	3,070	(1,700)	—	(1,428)	11,404
Subtotal	42,067	17,441	(17,768)	—	(2,902)	38,838
Judicial deposits (iv)	(13,558)	—	—	354	524	(12,680)
Provision for contingencies	$28,509	$17,441	$(17,768)	$354	$(2,378)	$26,158

Year ended December 31, 2018:
Tax contingencies in Brazil (i)	$9,324	$1,805	$—	$—	$(1,632)	$9,497
Labor contingencies in Brazil (ii)	21,061	20,785	(17,718)	—	(3,020)	21,108
Other (iii)	15,646	1,405	(1,984)	—	(3,605)	11,462
Subtotal	46,031	23,995	(19,702)	—	(8,257)	42,067
Judicial deposits (iv)	(18,075)	—	—	1,843	2,674	(13,558)
Provision for contingencies	$27,956	$23,995	$(19,702)	$1,843	$(5,583)	$28,509

Year ended December 31, 2017:
Tax contingencies in Brazil (i)	$13,312	$(2,599)	$(337)	$(667)	$(385)	$9,324
Labor contingencies in Brazil (ii)	11,150	31,448	(21,130)	—	(407)	21,061
Other (iii)	12,222	7,150	(3,960)	17	217	15,646
Subtotal	36,684	35,999	(25,427)	(650)	(575)	46,031
Judicial deposits (iv)	(18,572)	161	—	(60)	396	(18,075)
Provision for contingencies	$18,112	$36,160	$(25,427)	$(710)	$(179)	$27,956

(i)	In 2019, 2018 and 2017, it includes mainly CIDE.

(ii)	It primarily relates to dismissals in the normal course of business.

(iii)	It relates to tax and labor contingencies in other countries and civil contingencies in all the countries.
(iv)
It primarily relates to judicial deposits the Company was required to make in connection with the proceedings in Brazil.